American Century Mutual Funds, Inc. Statement of Additional Information Supplement

Supplement dated June 8, 2016 ■ Statement of Additional Information dated March 1, 2016

Fundamental Equity Fund will be renamed Sustainable Equity Fund effective August 10, 2016. All references to Fundamental Equity will be replaced with Sustainable Equity as of August 10, 2016.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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